Buildings and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
ORIGINAL COST	$ 1,058.2
ACCUMULATED DEPRECIATION	563.7
NET BOOK VALUE	494.5	504.5
Land Improvements
Property, Plant and Equipment [Line Items]
ORIGINAL COST	32.6
ACCUMULATED DEPRECIATION	0.8
NET BOOK VALUE	31.8
Building
Property, Plant and Equipment [Line Items]
ORIGINAL COST	252.2
ACCUMULATED DEPRECIATION	127.0
NET BOOK VALUE	125.2
Equipment
Property, Plant and Equipment [Line Items]
ORIGINAL COST	391.0
ACCUMULATED DEPRECIATION	209.1
NET BOOK VALUE	181.9
Leasehold Improvements
Property, Plant and Equipment [Line Items]
ORIGINAL COST	298.5
ACCUMULATED DEPRECIATION	180.5
NET BOOK VALUE	118.0
Buildings Leased under Capital Leases
Property, Plant and Equipment [Line Items]
ORIGINAL COST	83.9
ACCUMULATED DEPRECIATION	46.3
NET BOOK VALUE	$ 37.6